Accrued liabilities and other liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued liabilities and other liabilities
Salary and welfare payable	$ 22,999	$ 16,717
Other tax payables	6,240	600
Customer deposits	5,566	12,865
Warranty reserve (Note b)	4,146	582
Provision for reserve for inventory purchase commitments (Note a)	3,904	0
Professional services payable	3,740	5,978
Customer refund	3,738	3,682
VAT received from customers related to contract liabilities	490	1,251
Others	3,725	1,731
Total	54,548	43,406
Other non-current liabilities
Deferred government grant	9,261	9,055
Others	370	0
Total	$ 9,631	$ 9,055